UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number: 811-04379
Plan Investment Fund, Inc.
(Exact name of registrant as specified in charter)
2 Mid America Plaza
Suite 200
Oakbrook Terrace, IL 60181
(Address of principal executive offices)(Zip code)
Dale E. Palka, President
2 Mid America Plaza
Suite 200
Oakbrook Terrace, IL 60181
(Name and address of agent for service)
COPY TO:
Robert F. Weber, Esq.
Seyfarth Shaw LLP
131 S. Dearborn Street
Chicago, Illinois 60603
Registrant’s telephone number, including area code: (630) 472-7700
Date of fiscal year end: December 31
Date of reporting period: December 31, 2010

Item 1. Reports to Stockholders.
Annual Report
December 31, 2010
ADMINISTRATOR

BCS Financial Services Corporation
2 Mid America Plaza, Suite 200
Oakbrook Terrace, IL 60181
(800) 621-9215

February 24, 2011
Dear Investors:
On behalf of the Board of Trustees, I am pleased to submit the 2010 Annual Report for Plan Investment Fund, Inc. We sincerely appreciate your ongoing support and we will continue to work diligently to maintain your trust and confidence.
As always, we welcome your ideas or comments regarding Plan Investment Fund, Inc.
Sincerely,

Dale E. Palka
President and Chief Executive Officer

Government/REPO Portfolio
Schedule of Investments
December 31, 2010

				Amortized
Par Value		Interest Rate	Maturity	Cost
REPURCHASE AGREEMENTS — 100.1%

$25,000,000	Deutsche Bank Securities, Inc. To be repurchased at $25,000,583 (collateralized by $25,457,108 par amount of Government National Mortgage Association Notes, 5.00%; due 10/15/2039; Total Market Value $25,500,001)	0.28%	01/03/11	$25,000,000
25,000,000	Goldman Sachs & Co. To be repurchased at $25,000,354 (collateralized by $52,284,207 par amount of Federal Home Loan Mortgage Corp. Participating Certificates, 4.50% to 6.00%; due 08/01/2036 to 08/01/2040; Total Market Value $25,750,001)	0.17%	01/03/11	25,000,000
24,240,000	Morgan Stanley & Co., Inc. To be repurchased at $24,240,404 (collateralized by $22,644,000 par amount of Federal Home Loan Mortgage Corp. Notes, 4.00% to 5.50%; due 08/20/2012 to 06/12/2013; Total Market Value $24,725,022)	0.20%	01/03/11	24,240,000
25,000,000	RBS Securities, Inc. To be repurchased at $25,000,521 (collateralized by $33,509,202 par amount of Federal National Mortgage Backed Securities, 3.50% to 5.50%; due 11/01/2016 to 12/01/2040; Total Market Value $25,752,812)	0.25%	01/03/11	25,000,000
25,000,000	UBS Securities LLC To be repurchased at $25,000,583 (collateralized by $27,092,810 par amount of Federal Home Loan Mortgage Corp. Participating Certificates, 3.50%; due 12/01/2040; Total Market Value $25,750,000)	0.28%	01/03/11	25,000,000

	Total Repurchase Agreements (Cost $124,240,000)			124,240,000

	Total Investments — 100.1% (Cost $124,240,000 ) *			124,240,000

	Liabilities in excess of Other Assets — (0.1%)			(62,561)

	Net Assets — 100.0%			$124,177,439

	Net Asset Value			$1.00

*	Aggregate cost is the same for financial reporting and Federal tax purposes.
See accompanying notes to financial statements.

Money Market Portfolio Schedule of Investments December 31, 2010

				Amortized
Par Value		Interest Rate	Maturity	Cost
U.S. TREASURY OBLIGATIONS — 5.3%

$20,000,000	U.S. Treasury Bill (1)	0.21%	06/02/11	$19,982,604
10,000,000	U.S. Treasury Note	0.88%	01/31/11	10,005,096
20,000,000	U.S. Treasury Note	0.88%	03/31/11	20,032,119
10,000,000	U.S. Treasury Note	1.13%	06/30/11	10,045,433

	Total U.S. Treasury Obligations (Cost $60,065,252)			60,065,252

AGENCY OBLIGATIONS — 5.1%

30,000,000	Federal Home Loan Bank Variable Rate Note (2)(3)	0.18%	09/15/11	29,987,204
15,000,000	Federal National Mortgage Association Discount Note (1)(2)	0.20%	06/08/11	14,986,834
13,000,000	Federal National Mortgage Association Variable Rate Note (2)(3)	0.17%	08/11/11	12,998,515

	Total Agency Obligations (Cost $57,972,553)			57,972,553

BANK OBLIGATIONS — 28.2%

YANKEE CERTIFICATES OF DEPOSIT — 28.2%
15,000,000	Bank of Tokyo-Mitsubishi UFJ, Ltd., New York	0.30%	03/14/11	15,000,000
10,000,000	Barclays Bank PLC, New York	0.42%	02/18/11	10,000,000
10,000,000	Barclays Bank PLC, New York	0.40%	03/04/11	10,000,000
20,000,000	Barclays Bank PLC, New York	0.38%	05/19/11	20,000,000
10,000,000	BNP Paribas SA, New York	0.28%	05/04/11	10,000,000
12,000,000	BNP Paribas SA, New York	0.39%	05/05/11	12,000,000
20,000,000	BNP Paribas SA, New York	0.41%	05/12/11	20,000,000
10,000,000	Canadian Imperial Bank of Commerce, New York (3)	0.42%	01/31/11	10,000,000
27,000,000	Credit Industriel Et Commercial, New York	0.54%	03/04/11	27,000,000
15,000,000	Credit Industriel Et Commercial, New York	0.40%	03/18/11	15,000,000
10,000,000	Lloyds TSB Bank PLC, New York	0.42%	05/12/11	10,000,000
10,000,000	National Australia Bank Limited, New York (3)	0.34%	11/09/11	10,000,000
7,500,000	Rabobank Nederland NV, New York (3)	0.27%	01/10/11	7,500,000
11,000,000	Rabobank Nederland NV, New York (3)	0.26%	01/13/11	11,000,000
6,500,000	Rabobank Nederland NV, New York	0.57%	01/18/11	6,500,000
12,000,000	Rabobank Nederland NV, New York (3)	0.35%	09/15/11	12,000,000
11,000,000	Royal Bank of Canada, New York (3)	0.37%	10/14/11	11,000,000
28,000,000	Royal Bank of Scotland PLC, Connecticut (3)	0.67%	02/09/11	28,000,000
10,000,000	Royal Bank of Scotland PLC, Connecticut	0.49%	04/14/11	10,000,000
20,000,000	Societe Generale, New York (3)	0.39%	02/03/11	20,000,000
20,000,000	Societe Generale, New York (3)	0.41%	04/21/11	20,000,000
4,500,000	Toronto Dominion Bank, New York (3)	0.27%	02/04/11	4,500,000
20,000,000	Westpac Banking Corp., New York (3)	0.34%	11/04/11	20,000,000

				319,500,000

	Total Bank Obligations (Cost $319,500,000)			319,500,000

See accompanying notes to financial statements.

Money Market Portfolio
Schedule of Investments
December 31, 2010
(Continued)

				Amortized
Par Value		Interest Rate	Maturity	Cost
CORPORATE DEBT — 29.4%

COMMERCIAL PAPER — 29.4%(1)
ASSET BACKED SECURITIES — 17.0%
$10,000,000	Argento Variable Funding Co. LLC	0.56%	02/14/11	$9,993,156
15,000,000	Clipper Receivables Co. LLC	0.52%	01/18/11	14,996,317
13,000,000	Clipper Receivables Co. LLC	0.44%	02/15/11	12,992,850
25,000,000	Fairway Finance Co. LLC	0.31%	05/04/11	25,000,000
13,753,000	Gotham Funding Corp.	0.17%	01/03/11	13,752,870
20,000,000	Nieuw Amsterdam Receivables Corp.	0.37%	01/07/11	19,998,767
15,000,000	Old Line Funding LLC	0.58%	01/20/11	14,995,408
10,000,000	Romulus Funding Corp.	0.43%	01/10/11	9,998,925
15,000,000	Romulus Funding Corp.	0.43%	01/12/11	14,998,029
11,000,000	Royal Park Investments Funding Corp.	0.32%	01/07/11	10,999,422
7,000,000	Sydney Capital Corp.	0.40%	01/14/11	6,998,989
20,000,000	Sydney Capital Corp.	0.41%	02/14/11	19,989,978
18,000,000	Windmill Funding Corp.	0.40%	03/01/11	17,988,200

				192,702,911

FINANCIAL COMPANIES — 12.4%
15,000,000	BNP Paribas Finance, Inc.	0.49%	02/11/11	14,991,629
15,000,000	Credit Agricole North America, Inc.	0.40%	02/08/11	14,993,667
12,000,000	Credit Agricole North America, Inc.	0.41%	04/08/11	11,986,743
35,000,000	ING US Funding LLC	0.23%	01/07/11	34,998,659
10,000,000	ING US Funding LLC	0.43%	04/05/11	9,988,772
5,000,000	MetLife Short Term Funding LLC	0.29%	01/12/11	4,999,557
15,000,000	Natixis US Finance Co. LLC	0.14%	01/03/11	14,999,883
25,000,000	Natixis US Finance Co. LLC	0.27%	01/07/11	24,998,875
8,484,000	Societe Generale North America, Inc.	0.11%	01/03/11	8,483,948

				140,441,733

	Total Commercial Paper			333,144,644

	Total Corporate Debt (Cost $333,144,644)			333,144,644

MUNICIPAL BONDS — 11.7%(4)

12,095,000	California Housing Finance Agency RB, Home Mortgage, Series E-1, Letter of Credit: Freddie Mac, Fannie Mae	0.33%	02/01/23	12,095,000
6,240,000	California Housing Finance Agency RB, Multifamily Housing, Series A, Letter of Credit: Freddie Mac, Fannie Mae	0.29%	08/01/40	6,240,000
12,820,000	California Housing Finance Agency RB, Multifamily Housing, Series E, Letter of Credit: Freddie Mac, Fannie Mae	0.30%	08/01/37	12,820,000
33,825,000	Cook County, Illinois, Series A, GO, Standby Bond Purchase Agreement: Bank of America NA	0.27%	11/01/23	33,825,000
See accompanying notes to financial statements.

Money Market Portfolio Schedule of Investments December 31, 2010 (Continued)

				Amortized
Par Value		Interest Rate	Maturity	Cost
MUNICIPAL BONDS (continued)

$18,800,000	Houston, Texas Utility System RB, First Lien, Series B-3, Letter of Credit: Sumitomo Mitsui Bank New York	0.30%	05/15/34	$18,800,000
13,700,000	New Jersey Health Care Facilities Financing Authority Revenue, Virtua Health, RB, Letter of Credit: Wells Fargo Bank N.A.	0.28%	07/01/33	13,700,000
18,000,000	New York City Housing Development Corp., Multifamily Rent Housing RB, West End Towers, Series A, Liquidity Facility: Fannie Mae	0.33%	05/15/34	18,000,000
10,800,000	Texas State, Veterans Housing Assessment Project, Series A-2, GO, Liquidity Facility: JPMorgan Chase & Co.	0.25%	12/01/29	10,800,000
6,880,000	Wisconsin Housing and Economic Development Authority, Home Ownership RB, 2007 Series D, Standby Bond Purchase Agreement: Fortis Bank SA/NV, New York	0.34%	03/01/38	6,880,000

	Total Municipal Bonds (Cost $133,160,000)			133,160,000

REPURCHASE AGREEMENTS — 20.3%

47,788,000	Barclays Capital, Inc. To be repurchased at $47,788,597 (collateralized by $94,016,434 par amount of U.S. Treasury STRIPS, 0.00%; due 11/15/2025; Total Market Value $48,743,760)	0.15%	01/03/11	47,788,000
158,000,000	Deutsche Bank Securities, Inc. To be repurchased at $158,003,687 (collateralized by $174,923,505 par amount of Federal National Mortgage Backed Security and Federal National Mortgage Association Adjustable Rate Note, 4.72% to 5.00%; due 10/01/2031 to 09/01/2040; Total Market Value $162,740,001)	0.28%	01/03/11	158,000,000
See accompanying notes to financial statements.

Money Market Portfolio
Schedule of Investments
December 31, 2010
(Concluded)

				Amortized
Par Value		Interest Rate	Maturity	Cost
REPURCHASE AGREEMENTS (continued)

$25,000,000	UBS Securities LLC To be repurchased at $25,000,583 (collateralized by $27,092,810 par amount of Federal Home Loan Mortgage Corp. Participating Certificates, 3.50%; due 12/01/2040; Total Market Value $25,750,000)	0.28%	01/03/11	$25,000,000

	Total Repurchase Agreements (Cost $230,788,000)			230,788,000

	Total Investments — 100.0% (Cost $1,134,630,449)*			1,134,630,449

	Other Assets in excess of Liabilities — 0.0%			97,458

	Net Assets — 100.0%			$1,134,727,907

	Net Asset Value			$1.00

*	Aggregate cost is the same for financial reporting and Federal tax purposes.

(1)	Rate disclosed represents the discount rate at the time of purchase.

(2)	These obligations of U.S. Government sponsored entities are not issued or guaranteed by the U.S. Treasury.

(3)	Variable rate security. Interest rate shown is as of report date and the date shown is the final maturity date.

(4)	Variable rate security. Interest rate shown is as of report date and the date shown is the final maturity date, although the principal owed can be recovered through demand upon 7-days notice.

GO	General Obligation

NA	National Association

RB	Revenue Bonds
See accompanying notes to financial statements.

Plan Investment Fund, Inc. Statements of Assets and Liabilities December 31, 2010

	Government/REPO	Money Market
	Portfolio	Portfolio
ASSETS
Investments in securities, at amortized cost, which approximates fair value	$—	$903,842,449
Repurchase agreements, at cost, which approximates fair value	124,240,000	230,788,000
Cash	393	501
Accrued interest receivable	815	436,908
Other assets	567	25,247

Total Assets	124,241,775	1,135,093,105

LIABILITIES
Dividends payable	7,837	138,299
Accrued expenses payable
Investment advisory fees (Note 2)	7,354	77,868
Administration fees (Note 2)	3,004	42,702
Custodian fees (Note 2)	5,124	10,797
Transfer agent fees (Note 2)	581	4,760
Other liabilities	40,436	90,772

Total Liabilities	64,336	365,198

NET ASSETS	$124,177,439	$1,134,727,907

NET ASSETS CONSIST OF:
Paid-in Capital	$124,177,439	$1,134,701,420
Accumulated net realized gain on securities sold	—	26,487

TOTAL NET ASSETS	$124,177,439	$1,134,727,907

Total Participation Certificates (PCs) outstanding (3 billion authorized for each Portfolio)	124,177,439	1,134,701,420

Net Asset Value Per PC (net assets/PCs outstanding)	$1.00	$1.00
See accompanying notes to financial statements.

Plan Investment Fund, Inc.
Statements of Operations
Year Ended December 31, 2010

	Government/REPO	Money Market
	Portfolio	Portfolio
INTEREST INCOME	$226,510	$3,912,707

EXPENSES
Investment advisory fees (Note 2)	244,837	1,655,663
Administration fees (Note 2)	61,209	644,188
Insurance expense	15,965	75,472
Fund compliance fees	15,550	28,694
Custodian fees (Note 2)	8,906	113,802
Audit and tax fees	3,484	71,139
Transfer agent fees (Note 2)	1,291	19,703
Legal fees	20	138,240
Trustee expense	—	16,098
Miscellaneous	10,614	54,750

Total Expenses	361,876	2,817,749
Less fees waived (Note 2)	(244,357)	(606,349)

Net Expenses	117,519	2,211,400

NET INVESTMENT INCOME	108,991	1,701,307

NET REALIZED GAIN ON SECURITIES SOLD	—	53,363

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$108,991	$1,754,670

See accompanying notes to financial statements.

Government/REPO Portfolio Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$108,991	$283,953

Net increase in net assets resulting from operations	108,991	283,953

DIVIDENDS AND DISTRIBUTIONS TO PARTICIPATION CERTIFICATE (PC) HOLDERS:
From net investment income $0.0009 and $0.0007 per PC, respectively	(108,991)	(283,953)

CAPITAL TRANSACTIONS:
Proceeds from sale of PCs	1,464,718,458	2,717,438,962
Reinvestment of dividends	45,649	216,770
Cost of PCs repurchased	(1,522,512,890)	(2,979,300,259)

Net decrease in net assets resulting from capital transactions	(57,748,783)	(261,644,527)

Total decrease in net assets	(57,748,783)	(261,644,527)

NET ASSETS:
Beginning of year	181,926,222	443,570,749

End of year	$124,177,439	$181,926,222

Accumulated undistributed net investment income	$—	$—

OTHER INFORMATION:

SUMMARY OF PC TRANSACTIONS:
PCs sold	1,464,718,458	2,717,438,962
Reinvestments of dividends	45,649	216,770
PCs repurchased	(1,522,512,890)	(2,979,300,259)

Net decrease in PCs outstanding	(57,748,783)	(261,644,527)

See accompanying notes to financial statements.

Money Market Portfolio
Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$1,701,307	$7,195,165
Net realized gain on securities sold	53,363	111,680

Net increase in net assets resulting from operations	1,754,670	7,306,845

DIVIDENDS AND DISTRIBUTIONS TO PARTICIPATION CERTIFICATE (PC) HOLDERS:
From net investment income $0.0015 and $0.0046 per PC, respectively	(1,839,863)	(7,337,558)

CAPITAL TRANSACTIONS:
Proceeds from sale of PCs	9,637,139,042	12,997,020,377
Reinvestment of dividends	1,467,291	7,788,469
Cost of PCs repurchased	(9,640,722,568)	(13,083,668,838)

Net decrease in net assets resulting from capital transactions	(2,116,235)	(78,859,992)

Total decrease in net assets	(2,201,428)	(78,890,705)

NET ASSETS:
Beginning of year	1,136,929,335	1,215,820,040

End of year	$1,134,727,907	$1,136,929,335

Accumulated undistributed net investment income	$—	$—

OTHER INFORMATION:

SUMMARY OF PC TRANSACTIONS:
PCs sold	9,697,146,286	12,997,020,377
Reinvestments of dividends	1,467,291	7,788,469
PCs repurchased	(9,700,729,812)	(13,083,668,838)

Net decrease in PCs outstanding	(2,116,235)	(78,859,992)

See accompanying notes to financial statements.

Government/REPO Portfolio Financial Highlights
For a Participation Certificate (PC) Outstanding Throughout Each Period

	Year	Year		Year		Year	Year
	Ended	Ended		Ended		Ended	Ended
	12/31/10	12/31/09		12/31/08		12/31/07	12/31/06
Net Asset Value, Beginning of Year	$1.00	$1.00		$1.00		$1.00	$1.00

Income From Investment Operations:
Net Investment Income	0.001	0.001		0.020		0.050	0.050
Net Realized Gain (Loss) on Investments	—	—		—		—	—

Total Income From Investment Operations	0.001	0.001		0.020		0.050	0.050

Less Dividends and Distributions:
Dividends to PC holders from Net Investment Income	(0.001)	(0.001)		(0.020)		(0.050)	(0.050)

Total Dividends and Distributions	(0.001)	(0.001)		(0.020)		(0.050)	(0.050)

Net Asset Value, End of Year	$1.00	$1.00		$1.00		$1.00	$1.00

Total Return	0.09%	0.07%		1.92%		5.15%	5.06%

Ratios/Supplemental Data:
Net Assets, End of Year (000)	$124,177	$181,926		$443,571		$415,405	$885,468

Ratio of Net Expenses to Average Net Assets(1)	0.10%	0.12	%(3)	0.11	%(3)	0.10%	0.10%

Ratio of Net Investment Income to Average Net Assets(2)	0.09%	0.08%		1.84%		5.09%	4.96%

(1)	Without the waiver of a portion of advisory and administration fees (see Note 2), the ratio of total expenses to average daily net assets would have been 0.30%, 0.29%, 0.25%, 0.22% and 0.22% for the years ended December 31, 2010, 2009, 2008, 2007 and 2006 respectively.

(2)	Without the waiver of a portion of advisory and administration fees (see Note 2), the ratio of net investment income/(loss) to average daily net assets would have been (0.11)%, (0.09)%, 1.70%, 4.97% and 4.84% for the years ended December 31, 2010, 2009, 2008, 2007 and 2006, respectively.

(3)	The effect of participating in the Treasury Guarantee Program on expenses for the years ended December 31, 2009 and 2008 was 0.03% and 0.01%, respectively.
See accompanying notes to financial statements.

Money Market Portfolio
Financial Highlights
For a Participation Certificate (PC) Outstanding Throughout Each Period

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00

Income From Investment Operations:
Net Investment Income	0.002	0.005	0.030	0.050	0.049
Net Realized Gain (Loss) on Investments(1)	—	—	—	—	—

Total Income From Investment Operations	0.002	0.005	0.030	0.050	0.049

Less Dividends and Distributions:
Dividends to PC holders from Net Investment Income	(0.002)	(0.005)	(0.030)	(0.050)	(0.049)

Total Dividends and Distributions	(0.002)	(0.005)	(0.030)	(0.050)	(0.049)

Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.15%	0.46%	2.67%	5.12%	4.92%

Ratios/Supplemental Data:
Net Assets, End of Year (000)	$1,134,728	$1,136,929	$1,215,820	$461,251	$143,329

Ratio of Net Expenses to Average Net Assets(2)	0.17%	0.19%(4)	0.20%(4)	0.23%	0.27%

Ratio of Net Investment Income to Average Net Assets(3)	0.13%	0.47%	2.56%	4.84%	4.80%

(1)	Less than $0.001 per share.

(2)	Without the waiver of a portion of advisory and administration fees (see Note 2), the ratio of total expenses to average daily net assets would have been 0.22%, 0.23%, 0.23%, 0.25%, and 0.30% for the years ended December 31, 2010, 2009, 2008, 2007 and 2006, respectively.

(3)	Without the waiver of a portion of advisory and administration fees (see Note 2), the ratio of net investment income/(loss) to average daily net assets would have been 0.08%, 0.43%, 2.53%, 4.82% and 4.77% for the years ended December 31, 2010, 2009, 2008, 2007 and 2006, respectively.

(4)	The effect of participating in the Treasury Guarantee Program on expenses for the years ended December 31, 2009 and 2008 was 0.02% and 0.01%, respectively.

See accompanying notes to financial statements.

Plan Investment Fund, Inc.
Notes to Financial Statements
December 31, 2010
Note 1. Organization and Significant Accounting Policies
Plan Investment Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end registered investment company. The Fund consists of two separate portfolios: the Government/REPO Portfolio and the Money Market Portfolio (the “Portfolio(s)”).
Security Valuation: Pursuant to Rule 2a-7 of the 1940 Act (as amended), securities are valued using the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity or sale of the security. If amortized cost no longer approximates market value due to credit or other impairments of the issuer, the Investment Advisor will dispose of the security and advise the Board of Trustees (the “Board”) of this action or will ask the Board to determine whether it is in the best interests of the portfolio to continue holding the security.
Fair Value Measurement: The inputs and valuation techniques used to measure fair value of the Portfolios’ investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, evaluation pricing, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. A summary of the inputs used to value the Portfolios’ net assets as of December 31, 2010 is as follows:

			Level 2	Level 3
	Total Fair	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	December 31, 2010	Price	Inputs	Inputs
Government/REPO Portfolio
Investments in Securities*	$124,240,000	$—	$124,240,000	$—

Money Market Portfolio
Investments in Securities*	$1,134,630,449	$—	$1,134,630,449	$—

*	Please refer to the schedule of investments for industry and security type breakouts.
Security Transactions and Investment Income: Security transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized, over the lives of the respective securities.
Dividends and Distributions to Participation Certificate Holders: Dividends from net investment income of the Portfolios are declared daily and paid monthly. The Portfolios intend, subject to the use of offsetting capital loss carryforwards, to distribute net realized short and long-term capital gains, if any, throughout each year.

Plan Investment Fund, Inc.
Notes to Financial Statements
December 31, 2010
(Continued)
Federal Income Taxes: No provision is made for federal taxes as it is each Portfolio’s intention to continue to qualify as a regulated investment company and to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its net investment income to Participation Certificate holders, which will be sufficient to relieve each Portfolio from all, or substantially all, federal income and excise taxes. All distributions paid by the Portfolios in 2009 and 2010 were from ordinary income for U.S. income tax purposes.
In order to present net assets that more closely represent their tax character, certain reclassifications are made to the net asset components. For the year ended December 31, 2010, undistributed net realized short term gains for the Money Market Portfolio was decreased by $138,556 and undistributed net investment income was increased by the same amount. This was primarily due to undistributed net realized gains, as of December 31, 2009, being distributed to shareholders as net investment income. Dividends paid from net investment income and short-term capital gains are treated as ordinary income distributions for federal tax purposes.
Repurchase Agreements: Each Portfolio may purchase money market instruments from financial institutions such as banks and broker-dealers subject to the seller’s agreement to repurchase them at an agreed upon date and price (“repurchase agreements”). The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller under a repurchase agreement is required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreement is conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a separate account by the Fund’s custodian or an authorized securities depository. All repurchase agreements held as of December 31, 2010 were entered into on December 31, 2010.
Expenses, Investment Income and Gain/Loss Allocation: Each Portfolio pays the expenses that are directly related to its operations, such as Portfolio management fees or custodial fees. Expenses incurred by the Fund on behalf of both Portfolios, such as trustee or legal fees, are allocated among each of the Portfolios either proportionately based upon each Portfolio’s net assets or using another reasonable basis such as equally across both Portfolios, depending on the nature of the expense.
Estimated Maturities: The maturity of collateralized mortgage obligations and other asset-backed securities may vary due to prepayments of principal. The maturity dates for these securities are estimates based on historic prepayment factors.
Management Estimates: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Note 2. Transactions with Affiliates and Related Parties
The Fund has entered into agreements for advisory, service agent, administrative, custodian and transfer agent services as follows:
BlackRock Institutional Management Corporation (“BIMC”), a wholly-owned indirect subsidiary of BlackRock, Inc., serves as the Portfolios’ investment advisor and service agent. BlackRock, Inc. is an affiliate of The PNC Financial Services Group, Inc. As compensation for its services the Portfolios pay BIMC a fee, computed daily and paid monthly based upon an annualized percentage of the average daily net assets of each of the Fund’s Portfolios, at the following rate: 0.20% of the first $250 million, 0.15% of the next $250 million, 0.12% of the next $250 million, 0.10% of the next $250 million, and 0.08% of amounts in excess of $1 billion.
BCS Financial Services Corporation (“BCSFSC”), a related party of the Fund, serves as the Fund’s administrator with respect to the Fund’s overall operations and relations with holders of PCs. Certain officers or employees of BCSFSC are also officers of the Fund. All officers serve without compensation from the Fund. As compensation for its services, each Portfolio pays BCSFSC a fee, computed daily and paid monthly, at an annual rate not to exceed 0.05% of the average daily net assets of each of the Fund’s Portfolios.

Plan Investment Fund, Inc.
Notes to Financial Statements
December 31, 2010
(Concluded)
BIMC and BCSFSC have agreed contractually to reduce the fees otherwise payable to them to the extent necessary to reduce the ordinary operating expenses of the Portfolios so that they individually do not exceed 0.30 of one percent (0.30%) of each Portfolio’s average daily net assets for the year. BIMC and BCSFSC have further agreed to waive fees “(other fee waivers)” such that the Government/REPO Portfolio’s ordinary operating expenses do not exceed 0.10 of one percent (0.10%) of the Portfolio’s average daily net assets. BIMC has voluntarily agreed to waive fees to cap the total expense of the Money Market Portfolio at 17.5 basis points for those assets up to $1 billion, 16.0 basis points for those assets between $1 billion and $2 billion, and 15.5 basis points for those assets above $2 billion. BCSFSC has voluntarily agreed to waive one basis point of its contractual fees relating to the Money Market Portfolio. BCSFSC or BIMC cannot terminate such fee waivers prior to May 1, 2011 without the consent of the Board of Trustees of the Fund. The Fund expects to be able to continue some or all of such fee waivers beyond May 1, 2011 but it cannot be assured that the Investment Advisor or the Administrator will agree to such continuance.
For the Government/Repo Portfolio, BCSFSC has further agreed that if for any day, after giving effect to all expenses, including without limitation any extraordinary expenses, the “portfolio yield” would be less than 0.01%, BCSFSC shall waive that portion of its fees for such day so that after giving effect to such waiver and any other fee waivers, the portfolio yield for such day would be not less than 0.01%. BCSFSC has agreed that if after giving effect to such waiver and other fee waivers, the portfolio yield for such day would be less than 0.01%, BCSFSC shall waive all of its fees for such day. BIMC has further agreed that if for any day, after giving effect to any other fee waivers and the BCSFSC fee waiver, the portfolio yield would be less than 0.01%, BIMC shall waive that portion of its fees for such day so that after giving effect to such waiver, the other fee waivers and the BCSFSC fee waiver, the portfolio yield for such day would be not less than 0.01%. BIMC has agreed that if after giving effect to such waiver, the other fee waivers and the BCSFSC fee waiver, the portfolio yield for such day would be less than 0.01%, BIMC shall waive all of its fees for such day. BCSFSC or BIMC may terminate this fee waiver (the “portfolio yield waiver”) at any time for any reason upon notice to the other and the Fund.
As a result of these foregoing waivers, for the year ended December 31, 2010, BCSFSC voluntarily waived $46,532 and $128,838 of which BCSFSC was entitled to as the fees for its services as administrator for the Government/REPO Portfolio and Money Market Portfolio, respectively. BIMC voluntarily waived $197,825 and $477,511 of advisory fees payable by the Government/REPO Portfolio and Money Market Portfolio, respectively, for the year ended December 31, 2010.
PFPC Trust Company (“PFPC Trust”) acts as custodian of the Fund’s assets and BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) (formerly known as PNC Global Investment Servicing (U.S.), Inc.) acts as the Fund’s transfer agent and dividend disbursing agent. Both PFPC Trust and BNY Mellon are wholly owned subsidiaries of The Bank of New York Mellon Corporation. PFPC Trust and BNY Mellon earn fees from the Fund for serving in these capacities.
For the period from January 1, 2010 to June 30, 2010, PFPC Trust has agreed to waive certain fees as custodian of the Fund by removing the assets of the Government/REPO Portfolio from the calculation of gross assets of the Fund in connection with determining the asset-based fee payable to PFPC Trust. (This fee is described on page B-17 of the Fund’s Statement of Additional Information.) In addition, PFPC Trust has agreed to waive transaction charges for the Government/REPO Portfolio while the waiver of the asset-based fee is in effect. Out-of-pocket expenses incurred by PFPC Trust as custodian of the Fund will continue to be billed to the Fund as incurred. This waiver will result in a payment or credit to the Fund from PFPC Trust in the aggregate amount of approximately $13,300.
Note 3. Uncertain Tax Positions
Management has analyzed the Portfolios’ tax positions taken on federal and state income tax returns for all open tax years (2007 through 2010), and has concluded that no provision for federal income tax is required in the Portfolios’ financial statements. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Note 4. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events.

Deloitte & Touche LLP 111 S. Wacker Drive Chicago, IL 60606-4301 USA Tel: +1 312 486 1000 Fax: +1 312 486 1486 www.deloitte.com
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Participation Certificate Holders and Board of Trustees of Plan Investment Fund, Inc.
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Plan Investment Fund, Inc., comprised of the Government/REPO Portfolio and Money Market Portfolio (collectively, the “Portfolios”) as of December 31, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years then ended, and the financial highlights for each of the five years then ended. These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Portfolios are not required to have, nor were we engaged to perform, audits of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolios’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the Portfolios’ custodian and brokers. Where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Portfolios as of December 31, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

February 24, 2011

Member of Deloitte Touche Tohmatsu

Plan Investment Fund, Inc.
Trustees and Officers Disclosure
(Unaudited)
December 31, 2010
Trustees and Officers
The Trustees and Officers of the Fund, along with certain information concerning each of them, are as follows:
Trustees

Number of
		Term of		Portfolios in	Other
		Office(1)and	Principal	Fund Complex	Trusteeships
Name,	Position(s)	Length of	Occupation(s)	Overseen	Held by
Address, and Age	Held with Fund	Time Served	During Past 5 Years	by Trustee	Trustee
Dorothy A. Coleman 500 Exchange Street Providence, RI 02903 Age 48	Trustee	(2)	2009 to Present — Executive Vice President and Chief Financial Officer, Blue Cross and Blue Shield of Rhode Island;	Two	None

2006 to October 2008 — Chief Operating Officer/Interim President-Public Sector Line of Business, United Healthcare

Emil D. Duda 165 Court Street Rochester, NY 14647 Age 59	Trustee	9 Years	2006 to Present — Senior Executive Vice President and Chief Financial Officer, The Lifetime Healthcare Companies	Two	None

John G. Foos P.O. Box 386 1016 Lorien Drive	Chairman	7 Years	November 2008 to Present — retired;	Two	Transatlantic Holdings, Inc.
Gwynedd Valley, PA 19437 Age 61	Trustee	9 Years	2006 to November 2008 — Senior Vice President and Chief Financial Officer, Independence Blue Cross

Robert J. Kolodgy 225 North Michigan Ave. Chicago, IL 60601 Age 53	Trustee	(2)	2009 to Present — Senior Vice President and Chief Financial Officer, Blue Cross and Blue Shield Association;	Two	None

2006 to 2009 — Chief Operating Officer, Chief Financial Officer, Chief Strategy Officer, Paramount Healthcare and Promedica Health Systems

Plan Investment Fund, Inc.
Trustees and Officers Disclosure
(Unaudited)
December 31, 2010
(Continued)

Number of
		Term of		Portfolios in	Other
		Office(1)and	Principal	Fund Complex	Trusteeships
Name,	Position(s)	Length of	Occupation(s)	Overseen	Held by
Address, and Age	Held with Fund	Time Served	During Past 5 Years	by Trustee	Trustee
Robert A. Leichtle 1-20 East at Alpine Road Columbia, SC 29219 Age 64	Trustee	10 Years	2006 to Present — Executive Vice President, Chief Financial Officer and Treasurer, Blue Cross and Blue Shield of South Carolina	Two	None

Gerard T. Mallen 300 East Randolph Street 14th Floor Chicago, IL 60601 Age 56	Trustee	6 Years	December 2008 to Present — Treasurer and Finance Division Senior Vice President, Health Care Service Corporation; 2006 to December 2008 — Vice President Treasury Operations, Health Care Service Corporation (HCSC) (Blue Cross and Blue Shield of Illinois, Oklahoma, Texas and New Mexico)	Two	None

Joseph F. Reichard, CCM 120 Fifth Avenue, Ste 911 Pittsburgh, PA 15222 Age 63	Trustee	13 Years	2006 to Present — Vice President, Treasury Services and Assistant Treasurer, Highmark, Inc. (Insurance Company)	Two	None

John C. Trifone 445 Industrial Lane Berlin, VT 05602 Age 56	Trustee	4 Years	2006 to Present — Vice President, Treasurer, Chief Financial Officer and Chief Information Officer, Blue Cross Blue Shield of Vermont;	Two	None

January 2006 to February 2006 — Corporate Vice President, Information Technology & Development, Vice President, Finance, Blue Cross and Blue Shield of Mississippi

Plan Investment Fund, Inc.
Trustees and Officers Disclosure
(Unaudited)
December 31, 2010
(Continued)

Number of
		Term of		Portfolios in	Other
		Office(1)and	Principal	Fund Complex	Trusteeships
Name,	Position(s)	Length of	Occupation(s)	Overseen	Held by
Address, and Age	Held with Fund	Time Served	During Past 5 Years	by Trustee	Trustee
Marilyn T. Tromans 2301 Main Kansas City, MO 64108 Age 57	Trustee	4 Years	October 2010 to Present — Senior Vice President, Chief Financial Officer, Blue Cross and Blue Shield of Kansas City;	Two	None

2006 to September 2010 — Vice President and Chief Financial Officer, Blue Cross and Blue Shield of Kansas City

Cynthia M. Vice 450 Riverchase Parkway Birmingham, AL 35242 Age 51	Trustee	1 Year	April 2009 to Present — Senior Vice President, Chief Financial Officer and Treasurer, Blue Cross and Blue Shield of Alabama;

			2006 to April 2009 — Vice President, Internal Audit and Information Security, Blue Cross and Blue Shield of Alabama	Two	None

Executive Officers

Dale E. Palka 2 Mid America Plaza Suite 200 Oakbrook Terrace, IL 60181 Age 62	President and Chief Executive Officer	1 Year	May 2009 to Present — Senior Vice President, BCS Financial Corporation; 2006 to May 2009 — Senior Vice President, BCS Financial Services Corporation

Plan Investment Fund, Inc.
Trustees and Officers Disclosure
(Unaudited)
December 31, 2010
(Concluded)

Number of
		Term of		Portfolios in	Other
		Office(1)and	Principal	Fund Complex	Trusteeships
Name,	Position(s)	Length of	Occupation(s)	Overseen	Held by
Address, and Age	Held with Fund	Time Served	During Past 5 Years	by Trustee	Trustee
Executive Officers

Joseph S. Castellon 2 Mid America Plaza Suite 200 Oakbrook Terrace, IL 60181	Treasurer	1 Year	June 2009 to Present — Assistant Vice President, BCS Financial Corporation;
Age 40	Chief Compliance Officer	(2)	July 2006 to November 2008 — Vice President, Suburban Bank and Trust Company;

January 2006 to July 2006 — Vice President, Harris Bank, N.A.

Sandra K. Strutz 2 Mid America Plaza Suite 200 Oakbrook Terrace, IL 60181 Age 55	Secretary	8 Years	June 2010 to Present — Executive Assistant, BCS Financial Corporation; 2006 to May 2010 — Assistant Corporate Secretary, BCS Financial Corporation

(1)	Term of office is one year.

(2)	Less than one year.
In 2010, the Fund paid remuneration to members of the Board of Trustees of the Fund in the amount of $2,100, in the aggregate.
The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and Officers. You may obtain a free copy of the Statement of Additional Information, or request any other information and discuss your questions about us, by writing or calling (collect), BCS Financial Services Corporation, 2 Mid America Plaza, Suite 200, Oakbrook Terrace, IL 60181 or (630) 472-7700.

Plan Investment Fund, Inc.
Fund Expense Examples
(Unaudited)
December 31, 2010
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six months ended December 31, 2010.
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Six Months Ended December 31, 2010” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Government/REPO Portfolio

			Expenses Paid During
	Beginning Account Value	Ending Account Value	Six Months Ended
	July 1, 2010	December 31, 2010	December 31, 2010*
Actual	$1,000.00	$1,000.60	$0.50

Hypothetical (5% return before expenses)	$1,000.00	$1,024.70	$0.51

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.10%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.
Money Market Portfolio

			Expenses Paid During
	Beginning Account Value	Ending Account Value	Six Months Ended
	July 1, 2010	December 31, 2010	December 31, 2010*
Actual	$1,000.00	$1,000.90	$0.86

Hypothetical (5% return before expenses)	$1,000.00	$1,024.34	$0.87

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.17%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Plan Investment Fund, Inc.
Fund Profile
(Unaudited)
December 31, 2010
Government/REPO
Portfolio Holdings Summary Table

Security Type	% of Net Assets	Amortized Cost
Short Term Investments:
Repurchase Agreements	100.1%	$124,240,000
Liabilities in excess of Other Assets	(0.1)	(62,561)

Net Assets	100.0%	$124,177,439

Maturity Information

		Percentage
Maturity Information	Amount Par	of Portfolio
1 — 7 days	$124,240,000	100.0%

	$124,240,000	100.0%

Average Weighted Maturity — 3 days

Plan Investment Fund, Inc.
Fund Profile
(Unaudited)
December 31, 2010
Money Market Portfolio
Portfolio Holdings Summary Table

Security Type	% of Net Assets	Amortized Cost
Short Term Investments:
U.S. Treasury Obligations	5.3%	$60,065,252
Agency Obligations	5.1	57,972,553
Bank Obligations — Yankee Certificates of Deposit	28.2	319,500,000
Commercial Paper — Asset Backed Securities	17.0	192,702,911
Commercial Paper — Financial Companies	12.4	140,441,733
Municipal Bonds	11.7	133,160,000
Repurchase Agreements	20.3	230,788,000

Total Investments in Securities	100.0%	1,134,630,449

Other Assets in excess of Liabilities:	0.0%	97,458

Net Assets	100.0%	$1,134,727,907

Maturity Information

		Percentage
Maturity Information	Amount Par	of Portfolio
1 — 7 days	$610,685,000	53.8%
8 — 14 days	78,500,000	6.9
15 — 30 days	78,500,000	6.9
31 — 60 days	131,000,000	11.5
61 — 90 days	87,000,000	7.7
91 — 120 days	32,000,000	2.8
121 — 150 days	72,000,000	6.4
Over 150 days	45,000,000	4.0

	$1,134,685,000	100.0%

Average Weighted Maturity — 33 days

Plan Investment Fund, Inc.
Other Disclosures
(Unaudited)
December 31, 2010
Form N-Q: The Fund files the Portfolios’ complete schedules of portfolio holdings with the U.S. Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and are available for review and copying at the SEC’s Public Reference Room in Washington, D.C. Information on the operations of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. The Fund’s Forms N-Q may also be obtained, upon request, by calling (800) 621-9215.
Proxy Voting: The Fund’s Proxy Voting Policies and Procedures, used to determine how to vote proxies relating to portfolio securities, are included in the Fund’s Statement of Additional Information, and are also available (i) upon request, without charge, by calling (800) 621-9215 or (ii) on the SEC’s website at www.sec.gov. Information on how proxies relating to the Fund’s voting securities (if any) were voted during the most recent 12-month period ended June 30 is available (i) upon request, without charge, by calling (800) 621-9215 or (ii) on the SEC’s website at www.sec.gov.

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2 Mid America Plaza, Suite 200
Oakbrook Terrace, IL 60181
(630) 472-7700
TRUSTEES
Dorothy A. Coleman
Executive Vice President
and Chief Financial Officer
Blue Cross & Blue Shield
of Rhode Island
Emil D. Duda
Senior Executive Vice President
and Chief Financial Officer
The Lifetime Healthcare Companies
John G. Foos
Chairman
Plan Investment Fund, Inc.
Robert J. Kolodgy
Senior Vice President and
Chief Financial Officer
Blue Cross and Blue Shield Association
Robert A. Leichtle
Executive Vice President,
Chief Financial Officer and Treasurer
Blue Cross and Blue Shield
of South Carolina
Gerard T. Mallen
Treasurer and Finance Division
Senior Vice President
Health Care Service Corporation
Joseph F. Reichard, CCM
Vice President, Treasury Services
and Assistant Treasurer
Highmark, Inc.
John C. Trifone
Vice President, Treasurer,
Chief Financial Officer and
Chief Information Officer
Blue Cross and Blue Shield of Vermont
Marilyn T. Tromans
Senior Vice President, Chief Financial
Officer Blue Cross and Blue Shield of
Kansas City
Cynthia M. Vice
Senior Vice President,
Chief Financial Officer and Treasurer
Blue Cross and Blue Shield of Alabama
INVESTMENT ADVISOR
GOVERNMENT/REPO PORTFOLIO
AND MONEY MARKET PORTFOLIO
BlackRock Institutional Management Corporation
Wilmington, Delaware

Item 2. Code of Ethics.
     (a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer.
     (b) During the period covered by this report, no amendments were made to the provisions of the code of ethics referred to in 2(a) above.
     (c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics referred to in 2(a) above were granted.
Item 3. Audit Committee Financial Expert.
     The registrant’s Board of Trustees has determined that Marilyn T. Tromans, an independent trustee who serves on its audit committee, qualifies as an audit committee financial expert.
Item 4. Principal Accountant Fees and Services
Audit and Non-Audit Fees
The following table sets forth the aggregate audit and non-audit fees billed to the Fund for the fiscal years ended December 31, 2010 and 2009 for professional services rendered by the Fund’s Independent Registered Public Accounting Firm, Deloitte & Touche LLP.

Year Ended December 31,
	2010	2009
Audit fees	$50,500	$47,400
Audit-related fees	21,707	16,800
Tax fees	10,200	4,800
All other fees	0	0

Total	$82,407	$69,000
Audit fees include fees billed for professional services associated with the annual audits and filings of the Fund’s Form N-1A, Form N-CSR, Form N-SAR and Rule 17f-2 of the Investment Company Act of 1940. Audit related fees are fees billed for assurance and related services that are reasonably related to the performance of the audit. The audit related fees shown above are principally related to the semi-annual review of the Fund’s financial statements. Tax fees represent fees billed for services rendered for tax compliance and tax advice by the Fund’s Independent Registered Public Accounting Firm. All other fees would be for services rendered other than those included in the audit, audit-related or tax categories. All services for 2010 and 2009 for which fees are included in the table above were pre-approved by the audit committee of the Fund.

Other Affiliate Services Required to be Pre-Approved
The audit committee of the Fund also is required to pre-approve services by the Fund’s auditor to certain affiliate entities as defined by SEC rules, including the Fund’s Advisor and any entity controlling, controlled by or under common control with the Advisor to the extent such services are determined to have a direct impact on the operations or financial reporting of the Fund. The amount of all other fees billed for services provided to the Fund’s Advisor for such services was approximately $17,000 in 2010 and $407,500 in 2009 related to the Advisor’s regulatory compliance program. These services were pre-approved by the audit committee of the Fund.
Aggregate Non-Audit Fees
The aggregate non-audit fees billed for professional services for the Fund, the Fund’s Advisor and all affiliates as defined by SEC rules, totaled approximately $17,000 in 2010 and $407,500 in 2009. The audit committee has considered the compatibility of the non-audit services that were not subject to pre-approval with the Independent Registered Public Accounting Firm’s independence.
Audit Committee Pre-Approval Policies
The audit committee of the Fund has adopted policies that require that each engagement of the Fund’s independent auditors to render audit or non-audit services to the Fund be pre-approved by the Fund’s audit committee, or if the committee shall determine to delegate such matter to one of its members, such member shall have the authority to pre-approve audit or non-audit services to the Company. The Fund’s audit committee, or if the committee shall determine to delegate such matter to one of its members, such member, also pre-approves all engagements by the independent auditors for engagements for non-audit services to the Adviser and any entity controlling, controlled by or under common control with the Advisor that provides ongoing services to the Fund, if the engagement relates directly to the operations or financial reporting of the Fund. The foregoing pre-approval requirements will not apply to certain non-audit services, provided the same are limited in amount and other requirements are satisfied with respect thereto, in accordance with the applicable provisions of Rule 2-01 under SEC Regulation S-X.
Item 5. Audit Committee of Listed Registrants.
     Not applicable to the registrant.
Item 6. Schedule of Investments
     Audited schedule of investments is included in Item 1.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
     Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.
     Not applicable to the registrant.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
     Not applicable to the registrant.
Item 10. Submission of Matters to a Vote of Security Holders.
     None.
Item 11. Controls and Procedures.
     (a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 as of a date within 90 days of the filing date of the report.
     (b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
     (a)(1) Code of ethics (incorporated by reference to Exhibit 10(a)(1) to the registrant’s Form N-CSR certified Shareholders Report for the period ended December 31, 2003, as filed with the SEC on March 4, 2004.)
     (a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.
     (b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PLAN INVESTMENT FUND, INC.

By:	/s/ Dale E. Palka Dale E. Palka, President
Date: February 24, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dale E. Palka Dale E. Palka, President
(Principal Executive Officer)

Date: February 24, 2011

By:	/s/ Joseph S. Castellon Joseph S. Castellon, Treasurer
(Principal Financial Officer)
Date: February 24, 2011

EXHIBIT INDEX

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.